CONSOLIDATED STATEMENTS OF CONDITION (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Held To Maturity Securities Fair Value	$ 102,653	$ 97,501	[1]
Realizable Value Of Equity Securities	$ 159,821	$ 168,417
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	2,006,391	2,006,391
Preferred stock, shares outstanding	2,006,391	2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	170,000,000	170,000,000
Common Stock Shares Issued	104,320,303	104,238,159
Common Stock Shares Outstanding	99,942,845	102,068,981
Treasury stock	4,377,458	2,169,178

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.